CASH AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
SCHEDULE OF CASH AND RESTRICTED CASH

The following table provides a reconciliation of cash and restricted cash reported within the consolidated balance sheets to the total of such amounts shown in the consolidated statements of cash flows:

	As of December 31,
	2025	2024
Cash	$5,459,309	$4,573,996
Restricted cash - current	-	-
Restricted cash - non-current	1,920,000	1,920,000
Total Cash and Restricted cash	$7,379,309	$6,493,996